INVESTMENTS IN COMPANIES AND ASSOCIATES (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	Apr. 09, 2021	Oct. 12, 2012	Jun. 17, 2016	Dec. 29, 2015	Dec. 31, 2012	Dec. 31, 2021
Investments in and Advances to Affiliates [Line Items]
Equity Method Investment, Ownership Percentage						51.00%
Texas Shopping Centers [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest percentage in cost method investment					4.00%
Consideration transferred					$ 4,000
300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Payment for acquisition			$ 3,000	$ 12,900
Acquisition costs				$ 242
Equity Method Investment, Ownership Percentage				30.00%
Interest rate percentage for additional investment			12.00%
Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Minority ownership percentage		22.16%
Outstanding principal balance	$ 44,000
New loan principal amount	67,900
Excess cash	$ 5,000					$ 5,000
Distribution received						$ 2,200